Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 14	$ 41
Asset related to Univo transaction (see Note 5)	637
Prepaid expenses and others	3,732	3,974
Total	$ 4,383	$ 4,015